Notes to the Consolidated Statements of Operations - Payments and the related revenues recognized over-time (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2025 USD ($)
Notes to the Consolidated Statements of Operations
Revenue recognized from upfront and milestones payments	€ 207	€ 7,692
GSK
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	645,000
Revenue recognized from upfront and milestones payments		6,154
CRISPR
Notes to the Consolidated Statements of Operations
Upfront and milestone payments	7,626		$ 8,500
Revenue recognized from upfront and milestones payments	€ 207	€ 1,538